Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2017 and 2016 are set forth below:

	December 31
	2017	2016
	(Millions of yen)
To sell foreign currencies	272,563	371,644
To buy foreign currencies	46,168	46,741

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2017 and 2016.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2017	2016
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	255	19
Liabilities:
Foreign exchange contracts	Other current liabilities	367	1,913

Designated as Hedging Instrument | Cash Flow Hedging
Effect of Derivative Instruments in Consolidated Statements of Income

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2017:
Foreign exchange contracts	(2,080)	Other, net	(5,772)	Other, net	(332)
2016:
Foreign exchange contracts	1,619	Other, net	5,890	Other, net	(311)
2015:
Foreign exchange contracts	52	Other, net	(4,217)	Other, net	(131)

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives not designated as hedging instruments
		Fair value
		December 31
	Balance sheet location	2017	2016
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	289	567
Liabilities:
Foreign exchange contracts	Other current liabilities	2,892	7,479

Effect of Derivative Instruments in Consolidated Statements of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2017	2016	2015
		(Millions of yen)
Foreign exchange contracts	Other, net	(7,932)	7,018	1,099